VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—33.5%
U.S. Treasury Bonds 2.875%, 5/15/52	$ 6,805	$ 5,707
U.S. Treasury Inflation Indexed Bonds 0.125%, 1/15/32	3,959	3,422
U.S. Treasury Notes
1.375%, 6/30/23	3,179	3,115
0.125%, 12/15/23	1,420	1,351
0.375%, 7/15/24	3,978	3,714
0.500%, 3/31/25	913	833
1.875%, 2/28/27	206	188
2.750%, 8/15/32	4,754	4,347
Total U.S. Government Securities (Identified Cost $24,588)		22,677

Mortgage-Backed Securities—38.5%
Agency—33.3%
Federal Home Loan Mortgage Corp.
Pool #G60019 4.500%, 3/1/44	122	120
Pool #Q35611 4.000%, 9/1/45	267	254
Pool #Q42921 3.500%, 9/1/46	368	339
Pool #Q52135 3.500%, 11/1/47	536	492
Pool #Q53881 4.500%, 1/1/48	240	236
Pool #Q61680 4.000%, 2/1/49	237	223
Pool #QA3079 3.500%, 10/1/49	184	167
Pool #QA4766 3.500%, 11/1/49	372	342
Pool #QA9935 3.000%, 6/1/50	153	135
Pool #QC2692 3.000%, 6/1/51	215	189
Pool #QC4721 3.000%, 7/1/51	406	356
Pool #QD9468 3.500%, 4/1/52	267	241
Pool #QD9700 4.000%, 4/1/52	372	346
Pool #QE0961 4.000%, 4/1/52	561	522
Pool #QE1443 4.000%, 5/1/52	444	413
Pool #QE1732 4.000%, 5/1/52	354	329
Pool #QE1795 4.000%, 5/1/52	624	580
Pool #QE1985 4.500%, 5/1/52	288	276
Pool #QE2366 5.000%, 5/1/52	95	93
Pool #QE4826 4.500%, 7/1/52	765	731
	Par Value	Value

Agency—continued
Pool #QE9889 5.000%, 9/1/52	$ 205	$ 200
Pool #QE9908 5.500%, 9/1/52	180	180
Pool #RA2622 3.000%, 5/1/50	231	203
Pool #RA7191 3.500%, 4/1/52	818	738
Pool #RA7502 5.000%, 6/1/52	423	413
Pool #SD0164 3.500%, 12/1/49	324	294
Pool #SD0974 4.000%, 4/1/52	647	602
Pool #SD1618 5.000%, 9/1/52	1,125	1,099
Pool #ZM5226 3.500%, 12/1/47	306	279
Federal National Mortgage Association
Pool #BA4799 4.000%, 2/1/46	114	108
Pool #BE5050 4.000%, 9/1/45	331	315
Pool #BJ8599 3.500%, 4/1/48	65	59
Pool #BK6111 4.000%, 7/1/48	419	398
Pool #BN4542 4.500%, 2/1/49	71	69
Pool #BO1345 3.500%, 8/1/49	248	226
Pool #BO3024 3.500%, 10/1/49	173	158
Pool #BO4386 3.500%, 11/1/49	102	92
Pool #BP5431 3.000%, 6/1/50	71	63
Pool #BP5432 3.000%, 6/1/50	237	209
Pool #BT1809 3.000%, 6/1/51	468	410
Pool #BT7914 5.000%, 10/1/52	520	508
Pool #BU8882 4.000%, 3/1/52	707	657
Pool #BV3044 3.000%, 2/1/52	469	415
Pool #BV5020 5.000%, 6/1/52	90	87
Pool #BV5675 4.000%, 4/1/52	238	221
Pool #BV8320 3.500%, 4/1/52	339	306
Pool #BV8328 3.500%, 5/1/52	661	596
Pool #BV8342 3.500%, 5/1/52	580	523
Pool #BV9705 5.000%, 6/1/52	344	336
	Par Value	Value

Agency—continued
Pool #BW1929 5.000%, 6/1/52	$ 249	$ 243
Pool #BW3311 4.500%, 7/1/52	644	615
Pool #CA5122 3.000%, 2/1/50	207	183
Pool #CB2684 3.500%, 1/1/52	210	190
Pool #CB2760 3.500%, 2/1/52	436	393
Pool #CB3630 4.000%, 5/1/52	816	758
Pool #CB3922 5.000%, 6/1/52	429	419
Pool #FM3181 4.000%, 4/1/50	112	105
Pool #FM7290 3.000%, 5/1/51	524	462
Pool #FM8210 3.000%, 4/1/50	213	188
Pool #FS0268 3.500%, 1/1/52	297	268
Pool #FS1253 4.000%, 4/1/52	432	402
Pool #FS1383 4.000%, 4/1/52	271	252
Pool #FS1443 3.500%, 4/1/52	979	883
Pool #FS2249 5.000%, 6/1/52	507	495
Pool #FS2692 5.000%, 8/1/52	569	558
		22,562

Non-Agency—5.2%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	566
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	100	94
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	336	298
2020-1, B1 144A 2.280%, 7/15/60(1)	248	217
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	435	423
2012-BWTR, A 144A 2.954%, 11/5/34(1)	190	181
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 3.738%, 7/15/25(1)(2)	165	160
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMBB Commercial Mortgage Securities Trust 2013-C15, A4 4.096%, 11/15/45	$ 395	$ 391
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	260	245
One Bryant Park Trust 2019-OBP, A 144A 2.516%, 9/15/54(1)	245	201
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(1)	280	224
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(1)	190	187
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 3.968%, 2/15/40(1)(2)	332	316
		3,503

Total Mortgage-Backed Securities (Identified Cost $28,319)		26,065

Asset-Backed Securities—5.9%
Credit Card—1.6%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 3.062%, 5/15/28(2)	550	534
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 3.553%, 5/14/29(2)	585	574
		1,108

Other—4.3%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	255	216
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(1)	481	378
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	356	344
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	675	611
	Par Value	Value

Other—continued
New Economy Assets Phase 1 Sponsor LLC 2021-1, A1 144A 1.910%, 10/20/61(1)	$ 275	$ 233
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(1)	440	378
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(1)	372	282
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	325	271
Wendy’s Funding LLC 2018-1A, A2II 144A 3.884%, 3/15/48(1)	200	178
		2,891

Total Asset-Backed Securities (Identified Cost $4,508)		3,999

Corporate Bonds and Notes—18.0%
Communication Services—1.1%
AT&T, Inc. 3.550%, 9/15/55	281	185
Paramount Global
4.200%, 5/19/32	172	139
4.950%, 5/19/50	200	142
Warnermedia Holdings, Inc. 144A 5.141%, 3/15/52(1)	406	295
		761

Consumer Discretionary—0.9%
AutoNation, Inc. 3.850%, 3/1/32	135	107
Hyatt Hotels Corp. 1.800%, 10/1/24	203	190
Kohl’s Corp. 3.375%, 5/1/31	234	144
Marriott International, Inc. Series GG 3.500%, 10/15/32	251	202
		643

Consumer Staples—0.8%
Coca-Cola Co. (The) 1.000%, 3/15/28(3)	389	320
Mars, Inc. 144A 2.450%, 7/16/50(1)	414	249
		569

	Par Value	Value

Energy—2.7%
Boardwalk Pipelines LP 4.450%, 7/15/27	$ 94	$ 87
Continental Resources, Inc. 144A 2.875%, 4/1/32(1)	282	207
Enterprise Products Operating LLC 4.200%, 1/31/50	203	155
HF Sinclair Corp. 144A 4.500%, 10/1/30(1)	312	267
Pioneer Natural Resources Co. 1.900%, 8/15/30	549	420
Plains All American Pipeline LP 3.800%, 9/15/30	455	382
Targa Resources Corp. 4.200%, 2/1/33	178	148
Williams Cos., Inc. (The) 3.500%, 10/15/51	205	136
		1,802

Financials—8.0%
AerCap Ireland Capital DAC 3.850%, 10/29/41	226	150
American Express Co. 3.950%, 8/1/25	134	130
Avolon Holdings Funding Ltd.
144A 2.125%, 2/21/26(1)	467	393
144A 4.250%, 4/15/26(1)	171	153
Bank of America Corp.
2.087%, 6/14/29	204	166
2.572%, 10/20/32	291	223
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	315	308
BPCE S.A. 144A 5.748%, 7/19/33(1)	250	230
Daimler Trucks Finance North America LLC 144A 2.500%, 12/14/31(1)	332	251
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	495	418
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	212	179
JPMorgan Chase & Co.
0.824%, 6/1/25	412	381
1.578%, 4/22/27	49	42
KeyBank N.A. 4.390%, 12/14/27	250	239
Morgan Stanley
0.791%, 1/22/25	472	442
1.593%, 5/4/27	657	568
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
PNC Financial Services Group, Inc. (The) Series V 6.200% (4)	$ 365	$ 345
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 10/15/27	363	350
Wells Fargo & Co.
3.526%, 3/24/28	383	347
3.350%, 3/2/33	161	131
		5,446

Health Care—0.4%
AbbVie, Inc. 4.250%, 11/21/49	350	281
Industrials—0.8%
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/36	175	159
Triton Container International Ltd. 3.250%, 3/15/32	479	351
		510

Information Technology—0.7%
Broadcom, Inc. 144A 3.750%, 2/15/51(1)	300	197
Global Payments, Inc. 4.950%, 8/15/27	136	130
Micron Technology, Inc. 3.477%, 11/1/51	224	132
		459

Materials—1.2%
Freeport-McMoRan, Inc. 5.450%, 3/15/43	326	272
LYB International Finance III LLC 3.625%, 4/1/51	148	96
Newmont Corp.
2.250%, 10/1/30	286	221
6.250%, 10/1/39	239	239
		828

Real Estate—0.5%
Equinix, Inc. 3.900%, 4/15/32	227	193
Tanger Properties LP 2.750%, 9/1/31	213	151
		344

	Par Value	Value

Utilities—0.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	$ 140	$ 113
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	160	123
Pacific Gas and Electric Co. 2.500%, 2/1/31	207	151
Southern Co. (The) Series A 3.700%, 4/30/30	221	194
		581

Total Corporate Bonds and Notes (Identified Cost $14,916)		12,224

Total Long-Term Investments—95.9% (Identified Cost $72,331)		64,965

	Shares
Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(5)	2,438,694	2,439
Total Short-Term Investment (Identified Cost $2,439)		2,439

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(5)(6)	80,750	81
Total Securities Lending Collateral (Identified Cost $81)		81

TOTAL INVESTMENTS—99.6% (Identified Cost $74,851)		$67,485
Other assets and liabilities, net—0.4%		239
NET ASSETS—100.0%		$67,724

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $8,245 or 12.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$3,999	$—	$3,999
Corporate Bonds and Notes	12,224	—	12,224
Mortgage-Backed Securities	26,065	—	26,065
U.S. Government Securities	22,677	—	22,677
Money Market Mutual Fund	2,439	2,439	—
Securities Lending Collateral	81	81	—
Total Investments	$67,485	$2,520	$64,965
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2022.
Securities held by the Fund with an end of period value of $233 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.